Document and Entity Information	Sep. 30, 2019
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 02, 2020
Document Effective Date	Nov. 02, 2020
Prospectus Date	Jan. 28, 2020
Virtus Rampart Multi-Asset Trend Fund | Class I
Prospectus:
Trading Symbol	VAISX
Virtus Rampart Multi-Asset Trend Fund | Class C
Prospectus:
Trading Symbol	VAACX
Virtus Rampart Multi-Asset Trend Fund | Class A
Prospectus:
Trading Symbol	VAAAX
Virtus Rampart Sector Trend Fund | Class I
Prospectus:
Trading Symbol	VARIX
Virtus Rampart Sector Trend Fund | Class C
Prospectus:
Trading Symbol	PWBCX
Virtus Rampart Sector Trend Fund | Class A
Prospectus:
Trading Symbol	PWBAX